UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Income Securities Trust

9.30.2006 **Quarterly Portfolio Holdings**

John Hancock

JOHN HANCOCK FUNDS

John Hancock Income Securities Trust Securities owned by the Fund on September 30, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 58.22%					$149,408,215
(Cost $149,943,181)

Advertising 0.18%					456,250

R.H. Donnelley Corp.,
Sr Disc Note Ser A-1	6.875	01-15-13	B	200	182,500
Sr Disc Note Ser A-2	6.875	01-15-13	B	300	273,750

Airlines 0.38%					968,704

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1Class A	6.545	02-02-19	A-	372	378,303
Pass Thru Ctf Ser 2000-2
Class B (L)	8.307	10-02-19	BB-	411	399,047
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	196	191,354

Auto Parts & Equipment 0.08%					194,000

Avis Budget Car Rental LLC,
Sr Note (S)	7.625	05-15-14	BB-	200	194,000

Broadcasting & Cable TV 0.58%					1,490,380

Clear Channel Communications, Inc.,
Note	5.500	09-15-14	BBB-	460	427,381
Comcast Corp.,
Gtd Note	5.900	03-15-16	BBB+	450	450,207
Cox Communications, Inc.,
Note	7.125	10-01-12	BBB-	575	612,792

Casinos & Gaming 1.79%					4,586,901

Chukchansi Economic Development Auth,
Sr Note (S)	8.000	11-15-13	BB-	460	472,075
Jacobs Entertainment, Inc.,
Sr Note (S)	9.750	06-15-14	B-	310	306,900
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	405	403,987
Majestic Star Casino LLC/Majestic Star Casino
Capital II LLC,
Sr Note	9.750	01-15-11	CCC+	750	730,312
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	285	274,093
MTR Gaming Group, Inc.,
Sr Sub Note (S)	9.000	06-01-12	B-	105	105,525
Pokagon Gaming Auth,
Sr Note (S)	10.375	06-15-14	B	175	186,594
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	09-15-14	B+	1,540	1,555,400

John Hancock Income Securities Trust Securities owned by the Fund on September 30, 2006 (unaudited)

Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	BB-	522	552,015

Commodity Chemicals 0.20%					511,250

Lyondell Chemical Co.,
Gtd Sr Sub Note	10.875	05-01-09	B	500	511,250

Construction & Farm Machinery & Heavy Trucks 0.19%					492,500

Manitowoc Co., Inc. (The),
Gtd Sr Note	7.125	11-01-13	BB-	500	492,500

Consumer Finance 2.11%					5,424,270

American Express Co.,
Sub Deb	6.800	09-01-66	A	545	575,382
Capital One Capital III,
Gtd Jr Sub Note	7.686	08-15-36	BB+	855	910,996
Ford Motor Credit Co.,
Note	7.375	10-28-09	BBB-	1,625	1,579,181
Sr Note	9.875	08-10-11	B	295	305,270
General Motors Acceptance Corp.,
Note	6.750	12-01-14	BB	550	536,940
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then
variable)	5.911	11-30-35	BBB+	800	799,814
Nelnet, Inc.,
Note	7.400	09-29-36	BBB-	715	716,687

Department Stores 0.28%					721,855

Penney, J.C. Co., Inc.,
Deb	8.125	04-01-27	BB+	215	222,128
Deb	7.650	08-15-16	BBB-	445	499,727

Diversified Banks 1.60%					4,107,406

Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	650	677,148
Barclays Bank Plc,
Perpetual Bond (6.86% to 06-15-32
then variable) (United
Kingdom) (S)	6.860	09-29-49	A+	1,655	1,770,928
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to
04-15-15 then variable)
(Japan) (S)	5.506	12-01-49	Baa1	940	901,261
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to
09-30-31 then variable) (United
Kingdom)	7.648	08-29-49	A	650	758,069

Diversified Chemicals 0.81%					2,085,900

NOVA Chemicals Corp.,
Med Term Note (Canada)	7.400	04-01-09	BB+	2,045	2,085,900

John Hancock

Income Securities Trust

Securities owned by the Fund on September 30, 2006 (unaudited)

Diversified Commercial & Professional Services	0.31%					783,875

Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands) (S)		6.500	02-13-13	A-	750	783,875

Diversified Financial Services 0.36%						917,600

St. George Funding Co.,
Perpetual Bond (8.485% to
06-30-17 then variable)
(Australia) (S)		8.485	12-31-49	Baa1	870	917,600

Diversified Metals & Mining 0.19%						496,612

Vedanta Resources Plc,
Sr Note (United Kingdom) (S)		6.625	02-22-10	BB+	510	496,612

Electric Utilities 4.70%						12,054,180

AES Eastern Energy LP,
Pass Thru Ctf Ser 1999-A		9.000	01-02-17	BB+	1,049	1,153,821
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond		9.000	06-01-17	BBB-	513	579,916
BVPS II Funding Corp.,
Collateralized Lease Bond		8.890	06-01-17	BB+	700	805,735
Empresa Electrica Guacolda SA,
Sr Sec Note (S)		8.625	04-30-13	BBB-	790	864,762
FPL Energy National Wind,
Sr Sec Note (S)		5.608	03-10-24	BBB-	370	362,462
FPL Group Capital, Inc.,
Jr Sec Sub Note		6.350	10-01-66	BBB+	535	541,582
HQI Transelect Chile SA,
Sr Note (Chile)		7.875	04-15-11	A-	1,230	1,307,823
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9		9.260	12-15-10	BB+	414	430,881
IPALCO Enterprises, Inc.,
Sr Sec Note		8.625	11-14-11	BB-	325	348,562
Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (S)		9.625	11-15-09	BBB	514	565,754
Nevada Power Co.,
Mtg Backed Note (S)		6.500	05-15-18	BB	365	379,365
Pepco Holdings, Inc.,
Note		6.450	08-15-12	BBB	565	584,713
PNPP II Funding Corp.,
Deb		9.120	05-30-16	BB+	488	559,038
System Energy Resources, Inc.,
Sec Bond (S)		5.129	01-15-14	BBB	810	792,237
TransAlta Corp.,
Note (Canada)		5.750	12-15-13	BBB-	1,000	997,981
TXU Corp.
Sec Bond		7.460	01-01-15	BBB	593	612,258
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond		8.090	01-02-17	BBB-	1,132	1,167,290

John Hancock Income Securities Trust Securities owned by the Fund on September 30, 2006 (unaudited)

Electronic Equipment Manufacturers 0.32%					812,715

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	775	812,715

Food Distributors 0.22%					571,458

Tyson Foods, Inc.,
Sr Note (P)	6.600	04-01-16	BBB	555	571,458

Gas Utilities 0.56%					1,448,530

Energy Transfer Partners,
Gtd Sr Note (G)(L)	5.950	02-01-15	BBB-	1,210	1,207,526
KN Capital Trust I,
Gtd Cap Security Ser B	8.560	04-15-27	BB+	240	241,004

Health Care Equipment 0.27%					690,813

Boston Scientific Corp.,
Sr Note	6.400	06-15-16	BBB+	685	690,813

Health Care Facilities 0.34%					883,495

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	875	883,495

Health Care Services 0.72%					1,841,672

Alliance Imaging, Inc.,
Sr Sub Note	7.250	12-15-12	B-	440	411,400
Health Management Plc,
Sr Sub Note	6.125	04-15-16	BBB+	860	832,595
WellPoint, Inc.,
Bond	5.250	01-15-16	BBB+	610	597,677

Hotels, Resorts & Cruise Lines 0.60%					1,530,214

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	1,060	1,067,014
Travelport, Inc.
Sr Note (S)	9.875	09-01-14	B-	480	463,200

Industrial Machinery 0.86%					2,215,662

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	1,405	1,489,632
Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Ba1	719	726,030

Integrated Oil & Gas 0.77%					1,982,046

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	615	688,492
Petro-Canada,
Deb (Canada)	9.250	10-15-21	BBB	1,000	1,293,554

John Hancock Income Securities Trust Securities owned by the Fund on September 30, 2006 (unaudited)

Integrated Telecommunication Services 1.99%					5,097,798

AT&T Corp.,
Gtd Sr Note	8.000	11-15-31	A	510	623,350
BellSouth Corp.,
Deb	6.300	12-15-15	A	1,040	1,055,329
Embarq Corp.,
Sr Note	7.082	06-01-16	BBB-	620	632,461
Qwest Capital Funding, Inc.,
Gtd Note	7.000	08-03-09	B	1,000	1,005,000
Sprint Capital Corp.,
Gtd Sr Note	6.900	05-01-19	BBB+	1,000	1,040,658
Telefonos de Mexico SA de CV,
Note (Mexico)	5.500	01-27-15	BBB	765	741,000

Investment Banking & Brokerage 0.31%					794,550

Mizuho Financial Group Cayman Ltd.,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	750	794,550

IT Consulting & Other Services 0.16%					402,370

NCR Corp.,
Note	7.125	06-15-09	BBB-	390	402,370

Leisure Facilities 0.15%					389,513

AMC Entertainment, Inc.,
Sr Sub Note (L)	9.500	02-01-11	CCC+	390	389,513

Life & Health Insurance 0.57%					1,452,976

AmerUs Group Co.,
Sr Note	6.583	05-16-11	Baa3	460	478,138
Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	510	513,086
Provident Financing Trust I,
Gtd Cap Security (L)	7.405	03-15-38	B+	485	461,752

Managed Health Care 0.20%					510,000

HealthSouth Corp.,
Sr Note (P)(S)	11.418	06-15-14	CCC+	500	510,000

Marine 0.27%					682,500

CMA CGM SA,
Sr Note (France) (S)	7.250	02-01-13	BB+	700	682,500

Metal & Glass Containers 0.20%					512,500

Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	512,500

Multi-Line Insurance 0.51%					1,321,864

Assurant, Inc.,
Sr Note	6.750	02-15-34	BBB+	510	538,324

John Hancock Income Securities Trust Securities owned by the Fund on September 30, 2006 (unaudited)

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	395	408,095
Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	350	375,445

Multi-Media 0.44%					1,128,049

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	1,020	1,128,049

Multi-Utilities 0.91%					2,345,849

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	550	699,581
Salton Sea Funding Corp.,
Sec Note Ser C	7.840	05-30-10	BB+	1,606	1,646,268

Office Services & Supplies 0.22%					568,400

Xerox Corp.,
Sr Note	6.750	02-01-17	BB+	560	568,400

Oil & Gas Drilling 0.13%					333,384

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB-	341	333,384

Oil & Gas Exploration & Production 0.11%					296,214

Anadarko Petroleum Corp.,
Sr Note	6.450	09-15-36	BBB-	290	296,214

Oil & Gas Refining & Marketing 0.50%					1,289,062

Enterprise Products Operations LP,
Gtd Sr Note Ser B	5.600	10-15-14	BB+	1,000	978,509
Premcor Refining Group, Inc.,
Sr Note	9.500	02-01-13	BBB-	285	310,553

Oil & Gas Storage & Transportation 0.18%					463,450

MarkWest Energy Partners LP/MarkWest Energy
Finance Corp.,
Sr Note (S)	8.500	07-15-16	B	460	463,450

Paper Packaging 0.78%					2,003,600

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	750	791,250
Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	245	252,350
Sr Note	8.375	07-01-12	CCC+	1,000	960,000

Paper Products 0.82%					2,105,874

Abitibi Consolidated, Inc.,
Gtd Sr Note (Canada)	6.000	06-20-13	B+	349	283,563
Graphic Packaging International Corp.,
Sr Note (L)	8.500	08-15-11	B-	445	455,012

John Hancock Income Securities Trust Securities owned by the Fund on September 30, 2006 (unaudited)

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	365	361,049
Verso Paper Holdings LLC,
Sr Sec Note (S)	9.125	08-01-14	B+	1,000	1,006,250

Pharmaceuticals 0.66%					1,682,342

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	BBB	1,550	1,682,342

Property & Casualty Insurance 0.53%					1,349,906

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	535	553,330
Ohio Casualty Corp.,
Note	7.300	06-15-14	BB	750	796,576

Real Estate Management & Development 0.94%					2,425,528

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	175	190,283
Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	360	362,467
HRPT Properties Trust,
Sr Note	5.750	11-01-15	BBB	780	774,630
Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	870	847,523
Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BB	250	250,625

Regional Banks 1.50%					3,839,375

Colonial Capital II,
Gtd Cap Sec Ser A	8.920	01-15-27	BB	1,085	1,140,979
Crestar Capital Trust I,
Gtd Cap Security	8.160	12-15-26	A-	910	950,437
First Chicago NDB Institutional Capital,
Gtd Cap Bond Ser A (S)	7.950	12-01-26	A1	500	520,501
NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	1,170	1,227,458

Soft Drinks 0.40%					1,035,000

Panamerican Beverages, Inc.,
Sr Note (Panama)	7.250	07-01-09	BBB	1,000	1,035,000

Specialized Finance 1.60%					4,097,063

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	750	822,855
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	7.205	02-15-12	Baa3	500	496,416
Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB-	500	470,000
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	956	986,046

John Hancock Income Securities Trust Securities owned by the Fund on September 30, 2006 (unaudited)

Graftech Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	B-	500	525,000
JP Morgan Chase Capital,
Jr Sub Note Ser T	6.550	09-29-36	A-	790	796,746

Steel 0.24%					608,850

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	615	608,850

Thrifts & Mortgage Finance 23.13%					59,360,917

Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.354	09-10-47	AAA	940	934,270
Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600	07-10-46	AAA	1,250	1,270,264
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.888	03-20-36	AAA	1,125	1,131,966
Mtg Pass Thru Ctf Ser 2006-D
Class 6B2 (P)	5.978	05-20-36	AA	1,829	1,824,968
Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B2 (P)	4.883	03-25-35	AA+	853	836,825
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.332	04-25-35	AA+	598	592,299
Mtg Pass Thru Ctf Ser 2006-1
Class 23A1 (P)	5.640	02-25-36	AAA	1,053	1,053,253
Mtg Pass Thru Ctf Ser 2006-4
Class 3B1	6.342	07-25-36	AA	2,529	2,574,772
Bear Stearns Commercial Mortgage Securities,
Inc.,
Mtg Pass Thru Ctf Ser 2005-T20
Class A4A (P)	5.303	10-12-42	Aaa	455	451,559
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	1,110	1,082,822
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.887	12-25-35	AAA	957	961,486
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	670	655,092
Citigroup/Deutsche Bank Commercial Mortgage
Securities,
Mtg Pass Thru Ctf Ser 2005-CD1
Class A4 (P)	5.400	07-15-44	AAA	620	617,905
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.400	07-15-44	AA	295	291,865
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	121	124,735

John Hancock Income Securities Trust Securities owned by the Fund on September 30, 2006 (unaudited)

Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	769	767,021
Mtg Pass Thru Ctf Ser 2005-6
Class 2A1	5.500	04-25-35	Aaa	634	615,730
Mtg Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	488	492,959
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	4,428	4,472,012
Countrywide Home Loans Servicing LP,
Mtg Pass Thru Ctf Ser 2005-21
Class A1	5.500	10-25-35	Aaa	4,140	4,090,706
DB Master Finance LLC,
Mtg Pass Thru Ser 2006-1 Class M1
(S)	8.285	06-20-31	BB	340	347,443
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.233	12-25-34	AA	497	491,823
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.237	05-25-36	AA	1,550	1,570,157
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	495	490,426
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	460	459,377
GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785	11-15-39	AAA	1,667	1,684,311
Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5
Class A2	5.117	04-10-37	AAA	1,260	1,257,891
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	4.575	08-25-34	AA	1,234	1,213,143
Mtg Pass Thru Ctf Ser 2006-4F
Class 6A1	6.500	05-25-36	AAA	4,757	4,826,220
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	483	480,487
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.394	05-25-35	AA	523	516,619
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.452	08-25-36	AA	454	463,322
JP Morgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-S1
Class 1A4	6.000	12-25-35	AAA	4,655	4,660,842
JP Morgan Chase Commercial Mortgage Security
Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	2,035	1,989,937
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	1,056	1,048,309

John Hancock Income Securities Trust Securities owned by the Fund on September 30, 2006 (unaudited)

Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1
Class A6 (P)	5.417	11-12-37	AAA	855	852,750
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.375	11-14-42	AAA	840	835,859
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A	5.230	09-15-42	AAA	1,225	1,214,064
Nomura Asset Acceptance Corp.,
Mtg Pass Thru Ctf Ser 2006-AF1
Class CB1	6.540	06-25-36	AA	1,001	1,026,571
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.362	05-25-35	AA	421	408,551
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.992	12-25-35	AAA	4,127	4,187,481
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class C (S)	5.731	11-15-35	A2	200	201,411
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	225	227,966
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	204,425
Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB	1,000	1,047,844
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	702	708,745
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.674	04-25-35	AA	1,513	1,433,424
Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	684	669,010

Tobacco 0.40%					1,029,028

Reynolds American, Inc.,
Sr Sec Note (S)	7.250	06-01-13	BB	1,000	1,029,028

Utilities Other 0.20%					517,526

Magellan Midstream Partners LP,
Note	6.450	06-01-14	BBB	500	517,526

Wireless Telecommunication Services 1.75%					4,496,439

America Movil SA de CV,
Sr Note (Mexico)	5.750	01-15-15	BBB	1,275	1,255,689
Citizens Communications Co.,
Sr Note	6.250	01-15-13	BB+	460	447,350
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	1,340	1,336,405
Mobile Telesystems Finance SA,
Gtd Sr Note (Luxembourg) (S)	9.750	01-30-08	BB-	400	415,500
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB+	500	515,870

John Hancock Income Securities Trust Securities owned by the Fund on September 30, 2006 (unaudited)

Nordic Telephone Co. Holdings,
Sr Bond (Denmark) (S)	8.875	05-01-16	B	500	525,625

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 3.04%					$7,812,554

(Cost $8,018,146)

Agricultural Products 0.39%					1,014,454

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)			BB+	12,500	1,014,454
Broadcasting & Cable TV 0.39%					1,004,000

CBS Corp., 7.250%			BBB	40,000	1,004,000
Diversified Banks 0.54%					1,397,000

Bank One Capital Trust VI, 7.20%			A-	55,000	1,397,000
Integrated Telecommunication Services 0.39%					1,000,400

Telephone & Data Systems, Inc., 7.60%, Ser A			A-	40,000	1,000,400
Multi-Utilities 0.40%					1,017,200

Dominion CNG Capital Trust I, 7.80%			BB+	40,000	1,017,200
Real Estate Management & Development 0.93%					2,379,500

Apartment Investment & Management Co., 8.00%,
Ser T			B+	55,000	1,395,900
Public Storage, Inc., 6.50%, Depositary Shares,
Ser W			BBB+	40,000	983,600

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
U.S. government and agencies securities	37.99%				$97,497,555
(Cost $96,952,516)

Government U.S. 4.36%					11,195,509

United States Treasury,
Bond (L)	6.250	08-15-23	AAA	430	499,237
Bond (L)	4.500	02-15-36	AAA	1,935	1,854,123
Note (L)	5.125	05-15-16	AAA	605	627,593
Note (L)	4.875	08-15-16	AAA	1,444	1,471,300
Note (L)	4.500	02-15-16	AAA	4,460	4,415,226
Note (L)	4.250	11-15-13	AAA	2,380	2,328,030

Government U.S. Agency 33.63%					86,302,046

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	20	21,243
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	2,240	2,251,630
30 Yr Pass Thru Ctf	5.500	04-01-33	AAA	1,778	1,758,926
30 Yr Adj Rate Pass Thru Ctf (P)	5.161	11-01-35	AAA	2,182	2,145,445

John Hancock Income Securities Trust Securities owned by the Fund on September 30, 2006 (unaudited)

CMO REMIC 2978-CL	5.500	01-15-31	AAA	2,695	2,673,879
CMO REMIC 3153-NE	5.500	05-15-34	AAA	1,335	1,305,013
CMO REMIC 3154-PM	5.500	05-15-34	AAA	1,145	1,118,509
CMO REMIC 3184-PD	5.500	07-15-34	AAA	3,885	3,842,345
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	24	24,095
15 Yr Pass Thru Ctf	7.000	09-01-12	AAA	5	4,769
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	43	44,537
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	979	993,857
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	4,996	5,087,873
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	3,847	3,865,150
30 Yr Pass Thru Ctf	6.000	08-01-35	AAA	3,569	3,586,614
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	1,994	2,002,987
30 Yr Pass Thru Ctf	6.000	06-01-36	AAA	3,908	3,926,073
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	14,379	14,445,045
30 Yr Pass Thru Ctf (M)	6.000	09-01-36	AAA	17,413	17,493,320
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	2,142	2,113,869
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	2,130	2,099,659
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	2,589	2,552,053
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	4,940	4,869,617
30 Yr Adj Rate Pass Thru Ctf (P)	5.321	11-01-35	AAA	3,736	3,683,673
CMO REMIC 2006-57-PD	5.500	01-25-35	AAA	1,505	1,475,865
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	1,230	1,206,008
Note	6.000	05-30-25	AAA	1,720	1,686,183
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	4	4,974
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,770
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	13	14,065

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 0.75%			$1,922,000
(Cost $1,921,535)

Government U.S. Agency 0.74%			1,900,000

Federal Home Loan Bank,
Disc Note 10-02-06	AAA	1,900	1,900,000

Joint Repurchase Agreement 0.01%			22,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald, LP — Dated
9-29-06 due 10-02-06 (secured by U.S. Treasury
Bond 8.125% due 8-15-19, U.S. Treasury
Inflation Indexed Bond 2.000% due 1-15-26 and
U.S. Treasury Inflation Indexed Notes 1.875%
due 7-15-13, 2.000% due 1-15-16 and 3.000% due
7-15-12)	5.100	22	22,000

Total investments (Cost $256,835,378) 100.00%			$256,640,324

John Hancock Income Securities Trust Footnotes to Schedule of Investments September 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of September 30, 2006.

(M) These securities having an aggregate value of $17,493,320, or 6.82% of the Fund's total investments, have been purchased as a forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments.

Accordingly, the market value of $17,830,540 of Federal National Mortgage Assn., 6.500%, 07-01-36, Federal National Mortgage Assn., 6.000%, 08-01-36, GSR Mortgage Loan Trust, 6.500%, 05-25-36, and JP Morgan Alternative Loan Trust, 6.000%, 12-25-35 has been segregated to cover the forward commitments.

(P) Represents rate in effect on September 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $26,024,143 or 10.14% of the Fund's total investments as of September 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $256,835,378. Gross unrealized appreciation and depreciation of investments aggregated $2,651,284 and $2,846,338, respectively, resulting in net unrealized depreciation of $195,054.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: JHS

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q3 9/06
11/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 29, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: November 29, 2006